Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other investments and other assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Investments And Other Assets Abstract
Other investments	€ 3,199	€ 1,944
Other assets	174	140
Total	€ 3,373	€ 2,084